Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss, Current	$ 35,252	$ 43,016
Preferred stock, shares authorized	25,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	300,000,000	300,000,000
Common stock, shares outstanding	25,386,814	15,134,545	0
Common stock, shares issued	25,386,814	15,134,545	0
Series B Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	527,792	0
Preferred stock shares issued	527,792	0
Series A Convertible Preferred Stock [Member]
Preferred stock, shares outstanding	1,397,900	630,900	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,397,900	630,900	0
Preferred stock value	$ 140	$ 63
Series A Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred stock, shares outstanding		0
Preferred stock, shares issued		0
Preferred stock value
Series B Convertible Preferred Stock [Member]
Preferred stock, shares outstanding		0	0
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock value
Series C Convertible Preferred Stock [Member]
Preferred stock, shares outstanding		630,900	0
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		630,900	0
Preferred stock value		$ 63